UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Act II Management, L.P.
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Address:    444 Madison Avenue 17th Floor
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            New York, New York 10022
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:      028-13250
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Dennis H. Leibowitz
           --------------------------------------------------
Title:       Principal
           --------------------------------------------------
Phone:       212-247-2990
           --------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Dennis H. Leibowitz            New York, New York       November 16, 2009
-----------------------------      -------------------      -----------------
      [Signature]                    [City, State]                [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                               -------------

Form 13F Information Table Entry Total:          28
                                               -------------

Form 13F Information Table Value Total:         $291,722
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.                     13F File Number                 Name

NONE


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                                                                            FORM 13F INFORMATION TABLE

           COLUMN 1            COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7           COLUMN 8
                                                       VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER         VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS     SOLE   SHARED   NONE

ACTIVISION BLIZZARD INC      COM            00507V109   14,149 1,142,000  SH       SOLE                1,142,000
AMERICAN TOWER CORP          CL A           029912201   10,046   276,000  SH       SOLE                  276,000
AMERICAN TOWER CORP          CL A           029912201    3,640   100,000  SH  PUT  SOLE                  100,000
BELO CORP                    COM SER A      080555105    5,248   970,000  SH       SOLE                  970,000
BRIDGEPOINT ED INC           COM            10807M105    9,919   650,000  SH       SOLE                  650,000
CABLEVISION SYS CORP         CL A NY CABLVS 12686C109   14,772   621,997  SH       SOLE                  621,997
COINSTAR INC                 COM            19259P300   10,379   314,700  SH       SOLE                  314,700
DIGITALGLOBE INC             COM NEW        25389M877      112     5,000  SH       SOLE                    5,000
DISCOVERY COMMUNICATNS NEW   COM SER A      25470F104    6,130   212,200  SH       SOLE                  212,200
DISNEY WALT CO               COM DISNEY     254687106   12,632   460,000  SH       SOLE                  460,000
EARTHLINK INC                COM            270321102   12,419 1,476,726  SH       SOLE                1,476,726
GANNETT INC                  COM            364730101   14,887 1,190,000  SH       SOLE                1,190,000
GANNETT INC                  COM            364730101    3,440   275,000  SH  PUT  SOLE                  275,000
GOOGLE INC                   CL A           38259P508   20,603    41,550  SH       SOLE                   41,550
INTERPUBLIC GROUP COS INC    COM            460690100   14,244 1,894,100  SH       SOLE                1,894,100
ITT EDUCATIONAL SERVICES INC COM            45068B109   13,166   119,250  SH       SOLE                  119,250
LIBERTY GLOBAL INC           COM SER A      530555101    8,802   390,000  SH       SOLE                  390,000
LIBERTY MEDIA CORP NEW       CAP COM SER A  53071M302   14,465   691,436  SH       SOLE                  691,436
LIBERTY MEDIA CORP NEW       ENT COM SER A  53071M500   19,506   627,000  SH       SOLE                  627,000
MEDIACOM COMMUNICATIONS CORP CL A           58446K105   12,084 2,097,917  SH       SOLE                2,097,917
MELCO CROWN ENTMT LTD        ADR            585464100   11,414 1,640,000  SH       SOLE                1,640,000
MONRO MUFFLER BRAKE INC      COM            610236101   15,748   495,368  SH       SOLE                  495,368
SBA COMMUNICATIONS CORP      COM            78388J106   12,191   451,021  SH       SOLE                  451,021
SHUTTERFLY INC               COM            82568P304    9,591   576,727  SH       SOLE                  576,727
STARWOOD HOTELS&RESORTS WRLD COM            85590A401    6,606   200,000  SH       SOLE                  200,000
SWITCH & DATA FACILITIES COM COM            871043105    4,424   325,056  SH       SOLE                  325,056
TIME WARNER INC              COM NEW        887317303   10,975   381,333  SH       SOLE                  381,333
TRUEBLUE INC                 COM            89785X101      141    10,000  SH       SOLE                   10,000

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